Katherine P. Feld                                                    [logo]
Vice President &                                           OppenheimerFunds
Associate Counsel                                    OppenheimerFunds, Inc.
                                         Two World Trade Center, 34th Floor
                                                    New York, NY 10048-0203
                                                           Tel 212 323 0200

May 7, 1997

VIA EDGAR

SEC Filer Support
Mail Stop 0-7, Securities Operation Center
6432 General Green Way
Alexandria, VA  22312

Attn:  Mr. Frank Donaty, Jr.

          Re:  Oppenheimer Integrity Funds
               Reg. No. 2-76547, File No. 811-3420

To the Securities and Exchange Commission:

          An electronic filing is hereby made on behalf of Oppenheimer Integrity Funds (the "Fund"). The filing is made pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and shall be effective when filed, as designated on the facing page of Form N-1A. The filing includes Post-Effective Amendment No. 31 to the registration statement of the Fund together with the representation of counsel required by that Rule.

          The purpose of the Amendment is to amend the facing sheet of the registration statement to register an additional 352,224 Class A shares of Oppenheimer Value Stock Fund, a series of Oppenheimer Integrity Funds. Such shares were redeemed during the fiscal year ended December 31, 1996, and had not been previously used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2. The offering price of $21.53 was the price in effect for Class A shares of Oppenheimer Value Stock Fund at the close of business May 2, 1997.

                                   Very truly yours,

                                   /s/ Katherine P. Feld

                                   Katherine P. Feld
                                   Vice President &
                                   Associate Counsel
                                   (212) 323-0252
KPF/gl
Enclosures

cc(w/attachment):  Allan B. Adams, Esq.
                   Robert Bishop
                   Gloria LaFond

sec/285325.24e

                                                   Registration No. 2-76547
                                                          File No. 811-3420

                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC. 20549
                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

     PRE-EFFECTIVE AMENDMENT NO. ___                        / /

     POST-EFFECTIVE AMENDMENT NO. 31                        /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   ACT OF 1940                                              / /

     AMENDMENT NO.  ___                                     / /

                        OPPENHEIMER INTEGRITY FUNDS
-------------------------------------------------------------------
            (Exact Name of Registrant as Specified in Charter)

             6801 South Tucson Way, Englewood, Colorado 80112
-------------------------------------------------------------------
                 (Address of Principal Executive Offices)

                              1-303-768-3200
-------------------------------------------------------------------
                      (Registrant's Telephone Number)

                          ANDREW J. DONOHUE, ESQ.
                          OppenheimerFunds, Inc.
           Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     /X/ immediately upon filing pursuant to paragraph (b)
     / / on ________, pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / on ________, pursuant to paragraph (a)(1)
     / / 75 days after filing, pursuant to paragraph (a)(2)
     / / on _______________, pursuant to paragraph (a)(2)
         of Rule 485
-------------------------------------------------------------------
The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 27, 1997.

                    SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.



For the registration under the Securities Act of 1933 of shares of Oppenheimer Integrity Funds, an open-end management investment company.

A. Title and amount of shares being registered (number of shares or other units):

       Additional 352,224 Class A shares of beneficial interest of Oppenheimer Value Stock Fund.

B. Proposed aggregate offering price to the public of the shares being registered:

       $7,583,383 based upon the offering price of $21.53 per Class A share of Oppenheimer Value Stock Fund at May 2,
       1997(1).



_______________

(1)The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 of the Investment Company Act of 1940.

     Oppenheimer Value Stock Fund. The total number of Class A shares sold during the previous fiscal year ended December 31, 1996 was 1,459,943; 250,205 shares were reinvested dividends and distributions. No redeemed or repurchased shares have been used for reductions pursuant to paragraph (a) of Rule 24e-2 in any previous filing of Post-Effective Amendments during the current fiscal year; 2,062,372 shares were used for reductions pursuant to paragraph (c) of Rule 24f-2. The amount of redeemed or repurchased shares being used for such reduction in this amendment is 352,224.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 7th day of May, 1997.
                         OPPENHEIMER INTEGRITY FUNDS
                         By: /s/ James C. Swain*
                         ---------------------------
                         James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures               Title                 Date
----------               -----                 ----

/s/ James C. Swain*      Chairman of the
------------------       Board of Trustees     May 7, 1997
James C. Swain

/s/ Bridget A. Macaskill*                      President May 7, 1997
------------------------
Bridget A. Macaskill

/s/ George C. Bowen*     Chief Financial
-------------------      and Accounting        May 7, 1997
George C. Bowen          Officer

/s/ Robert G. Avis*      Trustee               May 7, 1997
------------------
Robert G. Avis

/s/ William A. Baker*    Trustee               May 7, 1997
--------------------
William A. Baker

/s/ Charles Conrad, Jr.* Trustee               May 7, 1997
-----------------------
Charles Conrad, Jr.

/s/ Sam Freedman*        Trustee               May 7, 1997
----------------
Sam Freedman

/s/ Raymond J. Kalinowski*                     Trustee   May 7, 1997
-------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*      Trustee               May 7, 1997
------------------
C. Howard Kast

/s/ Robert M. Kirchner*  Trustee               May 7, 1997
----------------------
Robert M. Kirchner

/s/ Ned M. Steel*        Trustee               May 7, 1997
----------------
Ned M. Steel


*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

Katherine P. Feld                                                    [logo]
Vice President &                                           OppenheimerFunds
Associate Counsel                                    OppenheimerFunds, Inc.
                                         Two World Trade Center, 34th Floor
                                                    New York, NY 10048-0203
                                                           Tel 212 323 0200

                           May 7, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

          Re:  Oppenheimer Integrity Funds
               Reg. No. 2-76547, File No. 811-3420
               Written Representation of Counsel

To the Securities and Exchange Commission:

          Pursuant to paragraph (e) of Rule 485 under the Securities Act of 1933, and in connection with an Amendment on Form N-1A which is Post-Effective Amendment No. 31 to the 1933 Act Registration Statement of the above Fund, the undersigned counsel, who prepared such Amendment, hereby represents to the Commission for filing with such Amendment that said Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

                                     Very truly yours,


                                     /s/ Katherine P. Feld

                                     Katherine P. Feld
                                     Vice President &
                                     Associate Counsel


KPF/gl





sec/285325.24e